SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of fair value assets and liabilities measured on recurring and nonrecurring basis

	Fair Value Measurements at September 30, 2024
	Level 1	Level 2	Level 3
Assets
Cash	$64,794	$—	$—
Total assets	64,794	—	—
Liabilities
Convertible debentures, net of discounts of $294,368	—	—	8,223,952
Derivative liability	—	—	3,900,734
Total liabilities	—	—	12,124,686
	$64,794	$—	$(12,124,686)
	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$29,108	$—	$—
Total assets	29,108	—	—
Liabilities
Convertible debentures, net of discounts of $742	—	—	7,436,410
Derivative liability	—	—	2,752,321
Total liabilities	—	—	10,188,731
	$29,108	$—	$(10,188,731)

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$29,108	$-	$-
Total assets	29,108	-	-
Liabilities
Convertible debentures, net of discounts of $742	-	-	7,436,410
Derivative liability	-	-	2,752,321
Total liabilities	-	-	10,188,731
	$29,108	$-	$(10,188,731)

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$18,330	$-	$-
Total assets	18,330	-	-
Liabilities
Convertible debentures, net of discounts of $477,634	-	-	7,419,338
Derivative liability	-	-	6,204,878
Total liabilities	-	-	13,624,216
	$18,330	$-	$(13,624,216)